Submission	Oct. 08, 2024
Submission [Line Items]
Central Index Key	0000766704
Registrant Name	WELLTOWER INC.
Registration File Number	333-264093
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES